Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Short Term Investments and Cash Equivalents
Short-term investments as of December 31, 2022 were comprised as follows (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$14,935	$—	$—	$14,935
Government securities	3,985	—	(5)	3,980

Total	$18,920	$—	$(5)	$18,915

Cash equivalents and short-term investments as of December 31, 2022 were comprised as follows (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Money market funds, included in cash and cash equivalents	$14,904	$—	$—	$14,904
Short-term investments:
Commercial paper	14,935	—	—	14,935
Government securities	3,985	—	(5)	3,980

Total	$33,824	$—	$(5)	$33,819

Cash equivalents and short-term investments as of December 31, 2021 were comprised as follows (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Money market funds, included in cash and cash equivalents	$71,579	$—	$—	$71,579
Short-term investments:
Corporate debt securities	12,085	—	(7)	12,078
Commercial paper	22,962	—	—	22,962

Total	$106,626	$—	$(7)	$106,619